Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events:

On July 2, 2019, following the second amendment to the Amended & Restated Promissory Note dated May 14, 2019, the Company issued 54,462 of common shares at the volume weighted average closing share price for the 10 day period immediately prior to the quarter end.